Concentration of risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $1 and nil, respectively	$ 119	$ 228
Accounts payable, trade	222	46
Major Customer One And Two [Member]
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $1 and nil, respectively			$ 22,334
Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $1 and nil, respectively		$ 228
Sales Revenue [Member] | Major Customer One And Two [Member]
Concentration Risk [Line Items]
Revenues			$ 22,334
Concentration risk percentage			51.70%
Sales Revenue [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		39.60%	37.80%
Sales Revenue [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		16.20%	13.90%
Sales Revenue [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Sales Revenue [Member] | Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Revenues		$ 1,244
Concentration risk percentage		66.80%
Sales Revenue [Member] | Major Customer [Member]
Concentration Risk [Line Items]
Revenues	$ 4,315
Concentration risk percentage	85.10%
Accounts Payable [Member] | Major Vendor One And Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	86.10%	83.40%	64.30%
Accounts payable, trade		$ 50
Accounts Payable [Member] | Major Vendor One, Two and Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		83.40%
Accounts payable, trade		$ 46
Accounts Receivable [Member] | Major Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $1 and nil, respectively	$ 119
Honesty Group [Member] | Accounts Payable [Member] | Major Vendor One And Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.60%	46.90%
Honesty Group [Member] | Accounts Payable [Member] | Major Vendor One, Two and Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.60%